UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03657

DWS State Tax-Free Income Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  3/31

Date of reporting period:  12/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2013 (Unaudited)

DWS Massachusetts Tax-Free Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 89.1%
Massachusetts 83.6%
Boston, MA, General Obligation:
Series D, 4.0%, 10/1/2025	1,575,000	1,672,288
Series A, 4.0%, 4/1/2028	3,435,000	3,516,753
Series A, 4.0%, 3/1/2029	2,500,000	2,534,425
Series A, 4.75%, 4/1/2029	3,900,000	4,168,047
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project:
AMT, 6.5%, 9/1/2035	1,895,000	1,328,262
AMT, 8.0%, 9/1/2035*	960,000	313,536
Boston, MA, Metropolitan Transit Parking Corp., System Wide Parking Revenue, 5.25%, 7/1/2036	2,720,000	2,875,230
Boston, MA, Water & Sewer Commission:
Series A, 4.0%, 11/1/2027	3,170,000	3,291,031
Series A, 5.0%, 11/1/2030	500,000	548,575
Boston, MA, Water & Sewer Commission Revenue:
Series A, 5.0%, 11/1/2025	2,000,000	2,221,960
Series A, 5.0%, 11/1/2030	1,270,000	1,380,846
Braintree, MA, General Obligation, Municipal Purpose Loan:
5.0%, 5/15/2026	7,645,000	8,701,309
5.0%, 5/15/2027	2,295,000	2,564,433
Chicopee, MA, Electrical Systems, ETM, 7.125%, 1/1/2017	405,000	445,605
Massachusetts, Airport Revenue, USAir Private Jet, Series A, AMT, 5.75%, 9/1/2016 , INS: NATL	635,000	636,079
Massachusetts, Bay Transportation Authority Revenue:
Series A, 5.25%, 7/1/2025	2,960,000	3,483,890
Series A, 5.25%, 7/1/2034	1,700,000	1,838,465
Series B, 6.2%, 3/1/2016	2,190,000	2,289,645
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
Series A-2, Zero Coupon, 7/1/2027	21,090,000	11,583,050
Series C, ETM, 5.0%, 7/1/2015	190,000	203,488
Series C, ETM, 5.0%, 7/1/2016	75,000	83,543
Series B, 5.0%, 7/1/2035	3,970,000	4,202,245
Series A, 5.25%, 7/1/2021	2,000,000	2,392,240
Series C, ETM, 5.5%, 7/1/2017	165,000	192,430
Massachusetts, Higher Education Revenue, Building Authority, University of Massachusetts, ETM, 6.875%, 5/1/2014	465,000	470,441
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,360,000	3,287,390
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	3,000,000	3,001,470
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, ETM, Zero Coupon, 12/15/2014	3,000,000	2,994,240
Massachusetts, Special Obligation Consolidated Loan, Series A, 5.5%, 6/1/2016 , INS: NATL	2,600,000	2,911,636
Massachusetts, State Clean Energy Cooperative Corp., Municipal Lighting Plant Cooperative, 5.0%, 7/1/2032	1,000,000	1,055,720
Massachusetts, State College Building Authority, Series A, 5.0%, 5/1/2036	2,250,000	2,375,325
Massachusetts, State College Building Authority Project Revenue:
Series A, Prerefunded, 5.0%, 5/1/2031, INS: AMBAC	2,630,000	2,909,700
Series A, 5.5%, 5/1/2039	5,730,000	6,207,767
Massachusetts, State College Building Authority Revenue, Series B, 5.0%, 5/1/2043	2,000,000	2,078,600
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	14,400,000	14,836,032
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance, Series B, 5.0%, 1/1/2035	4,500,000	4,674,690
Massachusetts, State Development Finance Agency Revenue, Bentley University, 5.0%, 7/1/2028	2,250,000	2,323,035
Massachusetts, State Development Finance Agency Revenue, Berkshire Health System, Series G, 5.0%, 10/1/2029	1,000,000	1,020,200
Massachusetts, State Development Finance Agency Revenue, Boston College:
Series P, 5.0%, 7/1/2022	1,500,000	1,685,550
Series Q-1, 5.0%, 7/1/2029	1,000,000	1,073,420
Series R-1, 5.0%, 7/1/2031	3,000,000	3,205,620
Massachusetts, State Development Finance Agency Revenue, Boston University:
Series V-1, 5.0%, 10/1/2029	3,400,000	3,615,254
Series X, 5.0%, 10/1/2048	1,500,000	1,507,140
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Village, 5.625%, 12/1/2030	500,000	515,165
Massachusetts, State Development Finance Agency Revenue, College of the Holy Cross, Series B, 5.0%, 9/1/2026	1,500,000	1,672,065
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056 *	327,629	1,602
Series A-2, 5.5%, 11/15/2046	65,870	45,692
Series A-1, 6.25%, 11/15/2026	1,235,770	1,081,311
Massachusetts, State Development Finance Agency Revenue, Northern Berkshire Healthcare:
Series B, 2/15/2043 *	148,035	14,863
Series C, 144A, 2/15/2043 *	230,740	2
Series A, 144A, 6.0%, 2/15/2043	188,871	144,058
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series L, 5.0%, 7/1/2036	500,000	511,610
Series L, 5.0%, 7/1/2041	2,000,000	2,048,980
Massachusetts, State Development Finance Agency Revenue, Solid Waste Disposal, Dominion Energy Brayton, Series 1, Prerefunded, 5.75% **, 12/1/2042	1,000,000	1,215,820
Massachusetts, State Development Finance Agency Revenue, Wellesley College, Series J, 5.0%, 7/1/2042	3,500,000	3,655,155
Massachusetts, State Development Finance Agency Revenue, Wheelock College, Series C, 5.25%, 10/1/2029	8,620,000	8,666,548
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute:
5.0%, 9/1/2040	3,500,000	3,549,280
5.0%, 9/1/2045	2,000,000	2,016,780
Massachusetts, State General Obligation:
Series A, 0.622% ***, 11/1/2018	5,000,000	4,949,250
Series A, 5.0%, 3/1/2034	5,000,000	5,370,500
Series D, 5.5%, 11/1/2019	2,000,000	2,420,660
Massachusetts, State Health & Educational Facilities Authority Revenue, Berklee College of Music:
Series A, 5.0%, 10/1/2023	3,385,000	3,709,791
Series A, 5.0%, 10/1/2037	9,860,000	10,034,818
Massachusetts, State Health & Educational Facilities Authority Revenue, CareGroup Healthcare System:
Series E-1, 5.125%, 7/1/2033	3,245,000	3,289,197
Series E-1, 5.125%, 7/1/2038	1,500,000	1,504,770
Series B-2, 5.375%, 2/1/2026, INS: NATL	695,000	753,269
Massachusetts, State Health & Educational Facilities Authority Revenue, Catholic Health East, 6.25%, 11/15/2032	1,530,000	1,681,761
Massachusetts, State Health & Educational Facilities Authority Revenue, Children's Hospital, Series M, 5.25%, 12/1/2039 , GTY: The Children's Medical Center	5,500,000	5,580,685
Massachusetts, State Health & Educational Facilities Authority Revenue, Dana Farber Cancer Institute, Series K, 5.25%, 12/1/2027	4,000,000	4,321,800
Massachusetts, State Health & Educational Facilities Authority Revenue, Health Education, Stonehill College:
5.375%, 7/1/2023	1,170,000	1,320,743
5.375%, 7/1/2025	1,285,000	1,426,157
Massachusetts, State Health & Educational Facilities Authority Revenue, Isabella Stewart Gardner, Series A, 5.0%, 5/1/2029	1,500,000	1,584,525
Massachusetts, State Health & Educational Facilities Authority Revenue, Lesley University, Series A, 5.25%, 7/1/2039 , INS: AGC	2,500,000	2,567,675
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series A, 5.0%, 7/1/2038	1,965,000	2,058,062
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University, Series Y-1, 5.625%, 10/1/2029	3,000,000	3,335,850
Massachusetts, State Health & Educational Facilities Authority Revenue, Partners Healthcare Systems, Series J1, 5.0%, 7/1/2034	10,000,000	10,192,400
Massachusetts, State Health & Educational Facilities Authority Revenue, Sterling & Francine Clark Art Institute, Series B, 5.0%, 7/1/2030	1,500,000	1,603,710
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	10,000,000	10,298,700
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
5.375%, 8/15/2038	3,000,000	3,256,020
Series M, 5.5%, 2/15/2027	1,705,000	2,000,323
Series M, 5.5%, 2/15/2028	3,000,000	3,504,390
Massachusetts, State Port Authority Revenue:
Series A, 5.0%, 7/1/2034	1,500,000	1,553,310
Series B, 5.0%, 7/1/2034	1,350,000	1,397,979
Series A, AMT, 5.0%, 7/1/2037	2,200,000	2,213,618
Series B, 5.0%, 7/1/2040	8,500,000	8,570,380
Massachusetts, State Port Authority Supply Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2014, INS: AMBAC	1,000,000	1,000,000
Series A, AMT, 5.5%, 1/1/2017, INS: AMBAC	4,000,000	4,001,000
Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	5,000,000	5,000,600
Massachusetts, State School Building Authority, Dedicated Sales Tax Revenue:
Series A, Prerefunded, 5.0%, 8/15/2021, INS: AGMC	4,500,000	4,844,475
Series A, 5.0%, 8/15/2024, INS: AMBAC	7,800,000	8,774,688
Series A, 5.0%, 8/15/2037, INS: AMBAC	5,000,000	5,152,350
Massachusetts, State School Building Authority, Sales Tax Revenue, Series B, 5.25%, 10/15/2035	10,000,000	10,780,300
Massachusetts, State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 5.0%, 6/1/2038	1,250,000	1,322,912
Massachusetts, State Water Pollution Abatement Trust:
Series 13, 5.0%, 8/1/2025	5,000,000	5,631,000
Series 13, 5.0%, 8/1/2026	5,000,000	5,539,000
Series 2, 5.7%, 2/1/2015	35,000	35,161
Massachusetts, State Water Pollution Abatement Trust, MWRA Program, Series A, 6.0%, 8/1/2019	4,000,000	4,922,680
Massachusetts, State Water Pollution Abatement Trust, Pool Program:
Series 11, 5.0%, 8/1/2017	115,000	123,266
Series 11, 5.0%, 8/1/2020	100,000	107,018
Series 6, 5.625%, 8/1/2015	120,000	120,539
Massachusetts, State Water Resources Authority:
Series A, 5.0%, 8/1/2036	2,500,000	2,650,300
Series B, 5.0%, 8/1/2036	3,500,000	3,687,075
Series A, 5.0%, 8/1/2039	5,115,000	5,318,424
Series B, 5.0%, 8/1/2039	7,500,000	7,775,550
Series C, 5.25%, 12/1/2015	825,000	874,549
Series C, ETM, 5.25%, 12/1/2015	1,290,000	1,367,671
Series A, 5.25%, 8/1/2026, INS: NATL	1,830,000	2,066,601
Series A, Prerefunded, 5.25%, 8/1/2026, INS: NATL	120,000	139,186
Series B, 5.25%, 8/1/2031, INS: AGMC	5,130,000	5,764,068
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series C, 5.25%, 12/1/2015, INS: NATL	3,180,000	3,370,991
Series A, ETM, 6.5%, 7/15/2019	2,700,000	3,112,209
North Reading, MA, Municipal Purpose Loan, 5.0%, 5/15/2035	5,000,000	5,265,200
Plymouth, MA, General Obligation, Municipal Purpose Loan:
5.0%, 5/1/2029	1,660,000	1,785,264
5.0%, 5/1/2030	1,595,000	1,710,095
Springfield, MA, Water & Sewer Commission Revenue, Series B, 5.0%, 11/15/2030 , INS: AGC	5,000,000	5,328,550
University of Massachusetts, Building Authority Project Revenue, Series 2009-1, 5.0%, 5/1/2034	4,000,000	4,199,200
University of Massachusetts, Building Authority Revenue, Series 2, 5.0%, 11/1/2020 , INS: AMBAC	11,380,000	12,284,938

		373,394,739
Guam 2.0%
Guam, Government Limited Obligation Revenue, Section 30:
Series A, 5.625%, 12/1/2029	3,920,000	4,054,103
Series A, 5.75%, 12/1/2034	3,725,000	3,854,816
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	320,000	329,795
Guam, Power Authority Revenue, Series A, 5.0%, 10/1/2030 , INS: AGMC	415,000	424,417

		8,663,131
Puerto Rico 3.3%
Commonwealth of Puerto Rico, General Obligation, Public Improvement, 5.5%, 7/1/2015 , INS: AGMC	2,500,000	2,520,250
Puerto Rico, Commonwealth Highway & Transportation Authority, Highway Revenue, Series Y, 6.25%, 7/1/2014	145,000	144,226
Puerto Rico, Electric Power Authority Revenue:
Series XX, 5.25%, 7/1/2040	5,585,000	3,491,351
Series WW, 5.375%, 7/1/2024	5,000,000	3,499,750
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 6.0%, 8/1/2042	4,325,000	3,232,245
Series A, 6.375%, 8/1/2039	2,500,000	1,942,700

		14,830,522
Virgin Islands 0.2%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2025	1,000,000	1,033,840

Total Municipal Bonds and Notes (Cost $388,507,707)		397,922,232
Municipal Inverse Floating Rate Notes (a) 24.3%
Massachusetts
Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series A, 5.25%, 7/1/2028 (b)	10,000,000	11,508,400
Trust: Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series 2008-1111, 144A, 9.85%, 7/1/2028, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-2, 5.25%, 2/1/2034 (b)	5,000,000	5,443,150
Trust: Massachusetts, State Development Finance Agency Revenue, Harvard University, Series 4691, 144A, 10.12%, 1/17/2019, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027, INS: AGMC (b)	10,000,000	10,886,996
Massachusetts, State General Obligation, Series C, 5.25%, 8/1/2023, INS: AGMC (b)	5,000,000	5,781,514
Trust: Massachusetts, State General Obligation, Series 2755-1, 144A, 15.264%, 8/1/2027, Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026, INS: AGMC (b)	20,000,000	22,009,800
Trust: Massachusetts, State General Obligation, Series 2648, 144A, 18.17%, 8/1/2015, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Health & Educational Facilities Authority Revenue, Harvard University, Series B, 5.0%, 10/1/2038 (b)	10,000,000	10,476,338
Trust: Massachusetts, State Health & Educational Facilities Authority Revenue, Series 3104, 144A, 13.763%, 10/1/2015, Leverage Factor at purchase date: 3 to 1
Massachusetts, State Water Pollution Abatement Trust, 5.25%, 8/1/2031 (b)	12,615,000	14,357,276
Trust: Massachusetts, State Water Pollution Abatement Trust, Series 2840, 144A, 13.705%, 8/1/2031, Leverage Factor at purchase date: 3 to 1
Massachusetts, State Water Resources Authority, Series A, 5.0%, 8/1/2035 (b)	15,000,000	15,780,300
Trust: Massachusetts, State Water Resources Authority, Series 3690, 144A, 9.4%, 2/1/2018, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Water Resource Authority, Series J, 5.5%, 8/1/2021, INS: AGMC (b)	10,000,000	12,076,000
Trust: Massachusetts, State Water Resources Authority, Series 2499, 144A, 19.93%, 8/1/2021, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $101,187,118)		108,319,774

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $489,694,825) †	113.4	506,242,006
Other Assets and Liabilities, Net	(13.4)	(59,634,507)

Net Assets	100.0	446,607,499

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT *	8.0%	9/1/2035	960,000	960,000	313,536

* Non-income producing security.
**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2013.

***
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2013.

†
The cost for federal income tax purposes was $426,900,349.  At December 31, 2013, net unrealized appreciation for all securities based on tax cost was $16,481,657.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $26,699,116 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,217,459.

(a) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(b) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement
INS: Insured
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(c)	$—	$506,242,006	$—	$506,242,006
Total	$—	$506,242,006	$—	$506,242,006

There have been no transfers between fair value measurement levels during the period ended December 31, 2013.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Massachusetts Tax-Free Fund, a series of DWS State Tax-Free Income Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2014